Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of comprehensive income
Net income	€ 894,325	€ 1,219,028	€ 1,435,832
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	22,705	(25,334)	58,166
FVOCI equity investments	2,883	37,660	19,439
Actuarial gain (loss) on defined benefit pension plans	318,595	(15,781)	4,176
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(94,294)	(4,085)	(3,517)
Total	249,889	(7,540)	78,264
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	826,847	1,034,239	(1,359,397)
FVOCI debt securities	(44,996)	(9,892)	29,096
Gain (loss) related to cash flow hedges	13,583	(1,019)	(188)
Cost of hedging	(1,170)	(163)	2,967
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	4,849	1,889	(5,797)
Total	799,113	1,025,054	(1,333,319)
Other comprehensive income (loss), net of tax	1,049,002	1,017,514	(1,255,055)
Total comprehensive income	1,943,327	2,236,542	180,777
Comprehensive income attributable to noncontrolling interests	280,219	339,583	171,810
Comprehensive income (loss) attributable to shareholders of FMC AG & Co. KGaA	€ 1,663,108	€ 1,896,959	€ 8,967